Earnings per Share	12 Months Ended
Dec. 31, 2017
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Earnings per Share

Note 23. Earnings per Share

Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.

Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the effects of dilutive potential shares (originated by the Company’s share based payment program).

	2017				2016				2015
	Per Series “B” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “D” Shares
Shares expressed in millions:
Weighted average number of shares for basic earnings per share		9,243.14		8,631.57		9,242.48		8,628.97		9,241.91		8,626.69
Effect of dilution associated with non-vested shares for share based payment plans		3.29		13.14		3.94		15.74		4.51		18.02

Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,246.42		8,644.71		9,246.42		8,644.71		9,246.42		8,644.71
Dividend rights per series (see Note 22.1)		100%		125%		100%		125%		100%		125%

Weighted average number of shares further adjusted to reflect dividend rights		9,246.42		10,805.89		9,246.42		10,805.89		9,246.42		10,805.89

Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%

Net Controlling Interest Income Allocated	Ps.	19,555	Ps.	22,853	Ps.	9,748	Ps.	11,392	Ps.	8,154	Ps.	9,529